Schedule of Investments (unaudited)
March 31, 2025
 BrandywineGLOBAL — Global Opportunities Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Sovereign Bonds — 46.2%
Brazil — 7.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	69,740,000 BRL	$10,029,084
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	85,400,000 BRL	11,757,093
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/35	539,560,000 BRL	71,664,459
Total Brazil				93,450,636
China — 3.6%

China Government Bond	2.270%	5/25/34	311,200,000 CNY	44,594,195
Colombia — 0.5%
Colombian TES, Bonds	7.000%	3/26/31	15,100,000,000 COP	2,910,823
Colombian TES, Bonds	9.250%	5/28/42	18,700,000,000 COP	3,394,335
Total Colombia				6,305,158
Mexico — 10.1%
Mexican Bonos, Bonds	8.000%	11/7/47	498,700,000 MXN	20,196,579
Mexican Bonos, Bonds	8.000%	7/31/53	1,698,500,000 MXN	67,998,019
Mexican Bonos, Senior Notes	8.500%	11/18/38	202,300,000 MXN	9,051,672
Mexican Bonos, Senior Notes	7.750%	11/13/42	691,800,000 MXN	27,815,675
Total Mexico				125,061,945
South Africa — 4.6%

Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	1,345,100,000 ZAR	56,906,356
United Kingdom — 19.8%
United Kingdom Gilt, Bonds	4.250%	7/31/34	99,920,000 GBP	125,480,888 (a)
United Kingdom Gilt, Bonds	1.250%	7/31/51	99,440,000 GBP	56,184,738 (a)
United Kingdom Gilt, Bonds	4.375%	7/31/54	55,870,000 GBP	62,463,053 (a)
Total United Kingdom				244,128,679

Total Sovereign Bonds (Cost — $622,789,695)				570,446,969
Mortgage-Backed Securities — 27.0%
GNMA — 27.0%
Government National Mortgage Association (GNMA) II Cost—$329,789,141)	6.000%	10/20/53- 2/20/55	326,812,608	332,350,734

U.S. Government & Agency Obligations — 11.6%
U.S. Government Obligations — 11.6%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.098%)	4.348%	1/31/27	64,000,000	63,998,227 (b)
U.S. Treasury Notes	4.625%	2/15/35	76,910,000	79,463,652

Total U.S. Government & Agency Obligations (Cost — $143,127,682)				143,461,879
Corporate Bonds & Notes — 6.6%
Consumer Discretionary — 3.6%
Automobiles — 3.6%
General Motors Financial Co. Inc., Senior Notes	5.400%	4/6/26	23,280,000	23,383,935
Toyota Motor Credit Corp., Senior Notes	4.450%	5/18/26	21,620,000	21,640,727

Total Consumer Discretionary				45,024,662
Energy — 1.1%
Oil, Gas & Consumable Fuels — 1.1%
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	19,240,000	13,143,407
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 BrandywineGLOBAL — Global Opportunities Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 1.9%
Banks — 1.9%
Toronto-Dominion Bank, Senior Notes	4.568%	12/17/26	23,040,000	$23,080,779

Total Corporate Bonds & Notes (Cost — $79,890,662)				81,248,848
Total Investments before Short-Term Investments (Cost — $1,175,597,180)				1,127,508,430

Short-Term Investments — 5.6%
Egypt Treasury Bills	0.000%	4/1/25	1,860,000,000 EGP	36,780,700 (c)
Egypt Treasury Bills	26.771%	7/1/25	1,750,000,000 EGP	32,597,084 (c)

Total Short-Term Investments (Cost — $72,400,679)				69,377,784
Total Investments — 97.0% (Cost — $1,247,997,859)				1,196,886,214
Other Assets in Excess of Liabilities — 3.0%				37,478,900
Total Net Assets — 100.0%				$1,234,365,114

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
EGP	—	Egyptian Pound
GBP	—	British Pound
MXN	—	Mexican Peso
ZAR	—	South African Rand
At March 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	33,450,000,000	USD	33,315,074	HSBC Securities Inc.	4/15/25	$1,910,978
USD	2,155,637	CLP	2,000,000,000	HSBC Securities Inc.	4/15/25	49,446
USD	2,667,655	CLP	2,520,000,000	HSBC Securities Inc.	4/15/25	13,853
USD	30,977,621	CLP	28,930,000,000	HSBC Securities Inc.	4/15/25	511,562
USD	22,915,758	BRL	131,360,000	HSBC Securities Inc.	4/16/25	(32,540)
USD	26,814,582	BRL	156,750,000	HSBC Securities Inc.	4/16/25	(569,293)
USD	33,395,102	BRL	192,110,000	HSBC Securities Inc.	4/16/25	(166,085)
CAD	71,740,000	USD	50,237,391	Citibank N.A.	4/28/25	(316,854)
CAD	75,930,000	USD	53,318,634	HSBC Securities Inc.	4/28/25	(482,469)
USD	1,882,987	CAD	2,700,000	Morgan Stanley & Co. Inc.	4/28/25	4,182
USD	2,001,133	CAD	2,850,000	Standard Chartered PLC	4/28/25	17,950
USD	2,293,130	CAD	3,300,000	Standard Chartered PLC	4/28/25	(3,187)
USD	2,821,100	CAD	3,990,000	Standard Chartered PLC	4/28/25	44,644
USD	9,781,866	CAD	14,040,000	Standard Chartered PLC	4/28/25	12,081
MXN	835,400,000	USD	39,755,774	Citibank N.A.	4/29/25	904,260
USD	6,557,696	MXN	135,000,000	Citibank N.A.	4/29/25	(12,935)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Quarterly Report

 BrandywineGLOBAL — Global Opportunities Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,425,034	MXN	194,200,000	Citibank N.A.	4/29/25	$(26,939)
USD	43,526,446	MXN	887,600,000	Citibank N.A.	4/29/25	325,769
USD	2,449,722	MXN	50,100,000	HSBC Securities Inc.	4/29/25	11,288
USD	5,316,168	MXN	109,100,000	HSBC Securities Inc.	4/29/25	6,125
MXN	60,400,000	USD	2,877,171	Morgan Stanley & Co. Inc.	4/29/25	62,578
MXN	109,600,000	USD	5,343,386	Morgan Stanley & Co. Inc.	4/29/25	(9,007)
USD	1,548,582	MXN	32,200,000	Standard Chartered PLC	4/29/25	(18,635)
USD	6,494,800	COP	28,040,000,000	JPMorgan Chase & Co.	4/30/25	(183,378)
USD	7,526,731	EUR	6,940,000	Barclays Bank PLC	5/5/25	8,232
EUR	60,050,000	USD	64,821,573	Citibank N.A.	5/5/25	234,032
USD	60,948,466	EUR	56,410,000	HSBC Securities Inc.	5/5/25	(163,718)
EUR	55,120,000	USD	57,506,310	JPMorgan Chase & Co.	5/5/25	2,208,344
EUR	62,720,000	USD	66,660,384	JPMorgan Chase & Co.	5/5/25	1,287,785
EUR	261,460,000	USD	273,097,584	JPMorgan Chase & Co.	5/5/25	10,157,012
EUR	64,270,000	USD	67,648,674	Morgan Stanley & Co. Inc.	5/5/25	1,978,699
EUR	66,830,000	USD	70,483,262	Morgan Stanley & Co. Inc.	5/5/25	1,917,506
USD	5,578,697	EUR	5,140,000	Morgan Stanley & Co. Inc.	5/5/25	10,240
USD	6,319,993	EUR	6,040,000	Morgan Stanley & Co. Inc.	5/5/25	(223,485)
USD	2,356,793	EUR	2,250,000	Standard Chartered PLC	5/5/25	(80,761)
USD	4,168,324	EUR	3,960,000	Standard Chartered PLC	5/5/25	(121,771)
USD	7,172,331	EUR	6,800,000	Standard Chartered PLC	5/5/25	(194,499)
USD	9,085,644	EUR	8,280,000	Standard Chartered PLC	5/5/25	115,446
USD	48,341,129	EUR	44,620,000	Standard Chartered PLC	5/5/25	1,727
USD	1,776,259	EUR	1,700,000	UBS Securities LLC	5/5/25	(65,449)
USD	5,749,932	ZAR	106,000,000	HSBC Securities Inc.	5/13/25	(11,605)
USD	6,340,852	ZAR	117,100,000	HSBC Securities Inc.	5/13/25	(24,016)
USD	17,294,014	ZAR	319,500,000	HSBC Securities Inc.	5/13/25	(72,129)
USD	27,388,535	ZAR	503,100,000	HSBC Securities Inc.	5/13/25	42,975
ZAR	28,400,000	USD	1,539,633	HSBC Securities Inc.	5/13/25	4,024
ZAR	29,400,000	USD	1,612,292	Morgan Stanley & Co. Inc.	5/13/25	(14,281)
KRW	46,190,000,000	USD	32,370,874	Citibank N.A.	5/14/25	(929,131)
USD	31,890,582	KRW	46,190,000,000	Citibank N.A.	5/14/25	448,839
CLP	11,630,000,000	USD	12,093,797	HSBC Securities Inc.	5/14/25	151,377
USD	12,449,687	CLP	11,630,000,000	HSBC Securities Inc.	5/14/25	204,514
NZD	78,880,000	USD	45,295,578	Morgan Stanley & Co. Inc.	5/14/25	(462,598)
USD	1,469,469	NZD	2,600,000	Standard Chartered PLC	5/14/25	(8,291)
USD	1,719,450	NZD	3,000,000	Standard Chartered PLC	5/14/25	14,342
USD	5,451,912	NZD	9,600,000	Standard Chartered PLC	5/14/25	(4,434)
USD	41,773,515	CNH	302,670,000	HSBC Securities Inc.	5/27/25	(49,314)
USD	1,861,512	AUD	2,950,000	HSBC Securities Inc.	6/6/25	17,207
AUD	152,100,000	USD	95,181,442	Morgan Stanley & Co. Inc.	6/6/25	(90,288)
USD	45,041,906	AUD	72,230,000	Morgan Stanley & Co. Inc.	6/6/25	(115,452)
USD	48,186,919	AUD	76,920,000	Morgan Stanley & Co. Inc.	6/6/25	97,427
GBP	19,800,000	USD	25,565,599	Barclays Bank PLC	6/12/25	9,249
GBP	34,880,000	USD	45,154,357	HSBC Securities Inc.	6/12/25	(101,292)
USD	332,774,585	GBP	257,940,000	HSBC Securities Inc.	6/12/25	(395,938)
GBP	3,500,000	USD	4,540,313	Morgan Stanley & Co. Inc.	6/12/25	(19,506)
GBP	5,930,000	USD	7,657,302	Morgan Stanley & Co. Inc.	6/12/25	2,236
GBP	7,100,000	USD	9,158,110	Morgan Stanley & Co. Inc.	6/12/25	12,669
JPY	26,589,000,000	USD	182,032,903	Citibank N.A.	6/13/25	(3,290,721)
JPY	7,109,000,000	USD	48,111,379	Morgan Stanley & Co. Inc.	6/13/25	(321,761)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 BrandywineGLOBAL — Global Opportunities Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,637,936	JPY	690,000,000	Morgan Stanley & Co. Inc.	6/13/25	$(527)
USD	20,663,260	JPY	3,073,000,000	Morgan Stanley & Co. Inc.	6/13/25	5,292
USD	3,834,491	JPY	567,000,000	Standard Chartered PLC	6/13/25	22,884
Net unrealized appreciation on open forward foreign currency contracts						$14,244,485

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CLP	—	Chilean Peso
CNH	—	Chinese Offshore Yuan
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar
USD	—	United States Dollar
ZAR	—	South African Rand
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Sovereign Bonds	—	$570,446,969	—	$570,446,969
Mortgage-Backed Securities	—	332,350,734	—	332,350,734
U.S. Government & Agency Obligations	—	143,461,879	—	143,461,879
Corporate Bonds & Notes	—	81,248,848	—	81,248,848
Total Long-Term Investments	—	1,127,508,430	—	1,127,508,430
Short-Term Investments†	—	69,377,784	—	69,377,784
Total Investments	—	$1,196,886,214	—	$1,196,886,214
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$22,826,774	—	$22,826,774
Total	—	$1,219,712,988	—	$1,219,712,988
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$8,582,289	—	$8,582,289

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2025. The following transactions were effected in such company for the period ended March 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$34,180,500	$268,430,849	268,430,849	$302,611,349	302,611,349

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Quarterly Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$242,989	—	—

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Quarterly Report